ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

12.    ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31,
	2020	2021

	(HK$ in thousands)
Current:
Payables to corporate clients in relation to ESOP management services	17,801	870,283
Accrued payroll and welfare expenses	317,428	531,409
Tax payables	173,911	494,744
Accrued advertising and promotion fee	37,652	152,305
Temporary payables in relation to fund distribution services	70,793	48,240
Accrued professional fee	6,952	22,066
Stamp duty, trading levy and trading fee payables	26,007	19,447
Accrued market information and data fee	13,143	12,832
Contract liabilities - current	2,958	3,058
Refund from depositary bank - current	2,756	2,773
Others	47,782	19,056
Total	717,183	2,176,213
Non-current:
Contract liabilities - non-current	5,291	5,910
Refund from depositary bank - non-current	7,120	4,389
Deferred tax liabilities (Note 26)	1,604	636
Total	14,015	10,935